                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]

Pre-Effective Amendment No. _____

Post-Effective Amendment No. 122 (File No. 2-11328)

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 66 (File No. 811-54)

RIVERSOURCE INVESTMENT SERIES, INC.
50606 Ameriprise Financial Center
Minneapolis, Minnesota 55474

Scott R. Plummer
5228 Ameriprise Financial Center
Minneapolis, MN 55474
(612) 671-1947

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box.)

[X]  immediately upon filing pursuant to paragraph (b)

[ ]  on (date) pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[ ]  on (date) pursuant to paragraph (a)(1)

[ ]  75 days after filing pursuant to paragraph (a)(2)

[ ]  on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part A.

     The prospectus for RiverSource Balanced Fund is incorporated by reference to that filed in Registrant's Post-Effective Amendment No. 121 to Registration Statement No. 2-11328 on or about Nov. 25, 2008.

                                                                  RIVERSOURCE(R)
                                                                     INVESTMENTS

                     PROSPECTUS SUPPLEMENT -- FEB. 20, 2009

RIVERSOURCE BALANCED FUND -- PROSPECTUS (NOV. 28, 2008)             S-6326-99 AD

THE FRONT COVER OF THE PROSPECTUS IS REVISED TO INCLUDE THE FOLLOWING ADDITIONAL CLASSES OF SHARES: R2 AND R5

The information below supplements the relevant sections of the prospectus. The caption headings used in this Supplement correspond to the caption headings used in the prospectus. You may purchase these shares only if you are an eligible investor, as described under the caption "Buying and Selling Shares" in the Fund's prospectus.

PAST PERFORMANCE

Class R2 and R5 are new and therefore performance information is not shown. Please note that you will find performance returns for other classes of shares of the Fund, together with returns of one or more broad measures of market performance, in the performance table of the prospectus. The performance table is intended to indicate some of the risks of investing in the Fund by showing changes in the Fund's performance over time.

Past performance for Class R2 for the period prior to the beginning of operations for that class may be calculated based on the performance of Class B. Past performance for Class R5 for the period prior to the beginning of operations for that class may be calculated based on the performance of Class R4. In each case, the blended class performance will be adjusted to reflect differences in sales charges, but not differences in annual Fund operating expenses (for example, 12b-1 fees). The use of blended performance generally results in a presentation of higher performance for classes with higher operating expenses than those of the class with which they are blended, and a presentation of lower performance for classes with lower operating expenses than those of the class with which they are blended.

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The table is supplemented to include the following:

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                      CLASS R2
                                                                    AND CLASS R5
                                                                    ------------
Maximum sales charge (load) imposed on purchases (as a percentage
   of offering price)                                                   None
Maximum deferred sales charge (load) imposed on sales (as a
   percentage of offering price at time of purchase)                    None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:   CLASS R2   CLASS R5
--------------------------------------------   --------   --------
Management fees(a)                               0.44%      0.44%
Distribution and/or service (12b-1) fees         0.50%      0.00%
Other expenses(b)                                0.42%      0.17%
Total annual fund operating expenses             1.36%      0.61%

(a) Includes the impact of a performance incentive adjustment that decreased the management fee by 0.09% for the most recent fiscal year. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Balanced Funds Index. See "Fund Management and Compensation" for more information.

(b) Other expenses are based on estimated amounts for the current fiscal year and include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and, for Class R2, a plan administration services fee. Other expenses may also include fees and expenses of affiliated and unaffiliated funds (acquired funds) which the Fund indirectly bears when it invests in the acquired funds. The impact of these acquired funds fees and expenses is estimated to be less than 0.01% for the current fiscal period. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.

EXAMPLES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The table is supplemented to include the following:

The amounts shown are the same whether or not you redeem your shares at the end of the periods shown.

           1 YEAR   3 YEARS   5 YEARS   10 YEARS
           ------   -------   -------   --------
Class R2    $138      $431      $746     $1,640
Class R5    $ 62      $196      $341     $  766

Part B.

     The Statement of Additional Information for RiverSource Balanced Fund is incorporated by reference to that filed in Registrant's 497 filing filed on or about Feb. 2, 2009. The information in Part A of this Registration Statement that relates to the Statement of Additional Information of the Registrant is incorporated herein by reference.

     The financial statements for RiverSource Balanced Fund are incorporated by reference to that filed in Registrant's Post-Effective Amendment No. 121 to Registration Statement No. 2-11328 on or about Nov. 25, 2008.

PART C. OTHER INFORMATION

Item 23. Exhibits

(a)(1) Articles of Incorporation amended November 14, 1991, filed as Exhibit 1 to Registrant's Post-Effective Amendment No. 87 to Registration Statement No. 2-11328 are incorporated by reference.

(a)(2)    Articles of Incorporation, as amended June 16, 1999, filed as Exhibit
          (a)(2) to Registrant's Post-Effective Amendment No. 104 to Registration Statement No. 2-11328 are incorporated by reference.

(a)(3) Articles of Amendment, dated November 14, 2002, filed electronically on or about Nov. 25, 2003 as Exhibit (a)(3) to Registrant's Post-Effective Amendment No. 111 to Registration Statement No. 2-11328 are incorporated by reference.

(a)(4) Articles of Amendment, dated April 21, 2006, filed electronically on or about Nov. 27, 2006 as Exhibit (a)(4) to Registrant's Post-Effective Amendment No. 114 to Registration Statement No. 2-11328 are incorporated by reference.

(a)(5) Certificate of Designation, dated Nov. 28, 2006, filed electronically on or about Nov. 26, 2007 as Exhibit (a)(5) to Registrant's Post-Effective Amendment No. 117 to Registration Statement No. 2-11328 is incorporated by reference.

(a)(6) Certificate of Designation, dated April 12, 2007, filed electronically on or about Nov. 26, 2007 as Exhibit (a)(6) to Registrant's Post-Effective Amendment No. 117 to Registration Statement No. 2-11328 is incorporated by reference.

(a)(7) Certificate of Designation, dated April 10, 2008, filed electronically on or about April 17, 2008 as Exhibit (a)(7) to Registrant's Post-Effective Amendment No. 118 to Registration Statement No. 2-11328 is incorporated by reference.

(a)(8) Certificate of Designation reflecting the addition of Classes R2 and R5 shares to RiverSource Balanced Fund to be filed by Amendment.

(b) By-laws, as amended April 13, 2006, filed electronically on or about June 30, 2008 as Exhibit (b) to Registrant's Post-Effective Amendment No. 120 to Registration Statement No. 2-11328 are incorporated by reference.

(c) IDS Mutual's stock certificate, filed as Exhibit No. 3 to Registrant's Form N-1Q for the calendar quarter ended September 30, 1976 is incorporated by reference.

(d) Investment Management Services Agreement, dated March 1, 2006, amended and restated as of April 10, 2008, between Registrant and RiverSource Investments, LLC filed electronically on or about June 30, 2008 as Exhibit (d) to Registrant's Post-Effective Amendment No. 120 to Registration Statement No. 2-11328 is incorporated by reference.

(e)(1) Distribution Agreement, effective Aug. 1, 2006, amended and restated as of Sept. 11, 2007, between Registrant and RiverSource Distributors, Inc. filed electronically on or about Oct. 30, 2007 as Exhibit (e)(2) to Diversified Income Series, Inc. Post-Effective Amendment No. 63 to Registration Statement No. 2-51586 is incorporated by reference.

(e)(2) Distribution Agreement, effective Nov. 7, 2008, between Registrant and Seligman Advisors, Inc. filed electronically on or about Nov. 25, 2008 as Exhibit (e)(2) to RiverSource Investment Series, Inc. Post-Effective Amendment No. 121 to Registration Statement No. 2-11328 is incorporated by reference.

(e)(3) Form of Service Agreement for RiverSource Distributors, Inc. and RiverSource Service Corporation filed electronically on or about Aug. 27, 2007 as Exhibit (e)(3) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 39 to Registration Statement No. 33-20872 is incorporated by reference.

(e)(4) Form of RiverSource Funds Dealer Agreement filed electronically on or about Aug. 27, 2007 as Exhibit (e)(4) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 39 to Registration Statement No. 33-20872 is incorporated by reference.

(f) Deferred Compensation Plan, amended and restated Jan. 1, 2009, filed electronically on or about Jan. 27, 2009 as Exhibit (f) to RiverSource Equity Series, Inc. Post-Effective Amendment No. 105 to Registration Statement No. 2-13188 is incorporated by reference.

(g) Form of Master Global Custody Agreement with JP Morgan Chase Bank, N.A. filed electronically on or about Dec. 23, 2008 as Exhibit (g) to RiverSource International Mangers, Inc. Post-Effective Amendment No. 18 to Registration Statement No. 333-64010 is incorporated by reference.

(h)(1) Administrative Services Agreement, dated Oct. 1, 2005, amended and restated June 12, 2008, between Registrant and Ameriprise Financial, Inc. filed electronically on or about July 28, 2008 as Exhibit (h)(1) to RiverSource High Yield Income Series, Inc. Post-Effective Amendment No. 45 to Registration Statement No. 2-86637 is incorporated by reference.

(h)(2) Transfer Agency Agreement, dated Oct. 1, 2005, amended and restated June 12, 2008, between Registrant and RiverSource Service Corporation filed electronically on or about July 28, 2008 as Exhibit (h)(2) to RiverSource High Yield Income Series, Inc. Post-Effective Amendment No. 45 to Registration Statement No. 2-86637 is incorporated by reference.

(h)(3) Plan Administration Services Agreement, dated Dec. 1, 2006, amended and restated June 12, 2008, between Registrant and RiverSource Service Corporation filed electronically on or about July 28, 2008 as Exhibit
          (h)(3) to RiverSource High Yield Income Series, Inc. Post-Effective Amendment No. 45 to Registration Statement No. 2-86637 is incorporated by reference.

(h)(4) Agreement and Declaration of Unitholders between IDS Investment Series, Inc. on behalf of IDS Mutual and Strategist Growth and Income Fund, Inc. on behalf of Strategist Balanced Fund dated May 13, 1996, filed electronically as Exhibit 9(f) to Registrant's Post-Effective Amendment No. 97 to Registration Statement No. 2-11328 is incorporated by reference.

(h)(5) Agreement and Declaration of Unitholders between IDS Investment Series, Inc. on behalf of IDS Diversified Equity Income Fund and Strategist Growth and Income Fund, Inc. on behalf of Strategist Equity Income Fund dated May 13, 1996, filed electronically as Exhibit 9(g) to Registrant's Post-Effective Amendment No. 97 to Registration Statement No. 2-11328 is incorporated by reference.

(h)(6) Plan and Agreement of Merger between IDS Mutual Minnesota, Inc. and IDS Mutual, Inc. dated April 10, 1986, filed as Exhibit 9 to Post-Effective Amendment No. 70 is incorporated by reference.

(h)(7) Agreement and Plan of Reorganization dated March 10, 2000, between Strategist Growth and Income Fund, Inc. on behalf of Strategist Equity Income Fund and AXP Investment Series, Inc. on behalf of AXP Diversified Equity Income Fund filed electronically on or about November 13, 2001 as Exhibit (h)(7) to Registrant's Post-Effective Amendment No. 104 to Registration Statement No. 2-11328, is incorporated by reference.

(h)(8) Agreement and Plan of Reorganization dated March 10, 2000, between Strategist Growth and Income Fund, Inc. on behalf of Strategist Balanced Fund and AXP Investment Series, Inc. on behalf of AXP Mutual filed electronically on or about November 13, 2001 as Exhibit (h)(8) to Registrant's Post-Effective Amendment No. 104 to Registration Statement No. 2-11328, is incorporated by reference.

(h)(9) Agreement and Plan of Reorganization, dated Nov. 10, 2005, between AXP Global Series, Inc., on behalf of RiverSource Global Balanced Fund, and AXP Investment Series, Inc., on behalf of RiverSource Balanced Fund, filed electronically on or about Nov. 27, 2006 as Exhibit
          (h)(11) to Registrant's Post-Effective Amendment No. 114 to Registration Statement No. 2-11328 is incorporated by reference.

(h)(10) Agreement and Plan of Reorganization, dated Sept. 11, 2007, between RiverSource Managers Series, Inc., on behalf of RiverSource Value Fund, and RiverSource Investment Series, Inc., on behalf of RiverSource Diversified Equity Income Fund, filed electronically on or about June 30, 2008 as Exhibit (h)(10) to Registrant's Post-Effective Amendment No. 120 to Registration Statement No. 2-11328 is incorporated by reference.

(h)(11) Master Fee Cap/Fee Waiver Agreement, dated Oct. 1, 2005, amended and restated June 12, 2008, between RiverSource Investments, LLC, Ameriprise Financial, Inc., RiverSource Service Corporation, RiverSource Distributors, Inc. and the Registrant filed electronically on or about July 28, 2008 as Exhibit (h)(5) to RiverSource High Yield Income Series, Inc. Post-Effective Amendment No. 45 to Registration Statement No. 2-86637 is incorporated by reference.

(h)(12) License Agreement, effective May 1, 2006, amended and restated as of Sept. 11, 2007, between Ameriprise Financial, Inc. and RiverSource Funds filed electronically on or about Oct. 30, 2007 as Exhibit (h)(7) to RiverSource Diversified Income Series, Inc. Post-Effective Amendment No. 63 to Registration Statement No. 2-51586 is incorporated by reference.

(i) Opinion and consent of counsel as to the legality of the securities being registered is filed electronically herewith.

(j) Consent of Independent Registered Public Accounting Firm (Ernst & Young LLP) is filed electronically herewith.

(k)       Omitted Financial Statements: Not Applicable.

(l)       Initial Capital Agreement: Not Applicable.

(m)(1) Plan of Distribution and Agreement of Distribution, dated Aug. 1, 2006, amended and restated June 12, 2008, between Registrant and RiverSource Distributors, Inc. filed electronically on or about July 28, 2008 as Exhibit (m) to RiverSource High Yield Income Series, Inc. Post-Effective Amendment No. 45 to Registration Statement No. 2-86637 is incorporated by reference.

(m)(2) Plan of Distribution and Agreement of Distribution, effective Nov. 7, 2008, between Registrant and Seligman Advisors, Inc. filed electronically on or about Nov. 25, 2008 as Exhibit (m)(2) to RiverSource Investment Series, Inc. Post-Effective Amendment No. 121 to Registration Statement No. 2-11328 is incorporated by reference.

(n) Rule 18f - 3(d) Plan, amended and restated as of June 12, 2008, filed electronically on or about June 30, 2008 as Exhibit (n) to RiverSource Investment Series, Inc. Post-Effective Amendment No. 120 to Registration Statement No. 2-11328 is incorporated by reference.

(o)       Reserved.

(p)(1) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about Aug. 27, 2007 as Exhibit (p)(1) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 39 to Registration Statement No. 33-20872 is incorporated by reference.

(p)(2) Code of Ethics adopted under Rule 17j-1 for Registrant's principal underwriter, dated April 2008, filed electronically on or about April 25, 2008 as Exhibit (p)(2) to RiverSource Variable Series Trust Post-Effective Amendment No. 3 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(3) Code of Ethics adopted under Rule 17j-1 for Registrant's investment adviser, dated Nov. 15, 2008, filed electronically on or about Nov. 25, 2008 as Exhibit (p)(3) to RiverSource Investment Series, Inc. Post-Effective Amendment No. 121 to Registration Statement No. 2-11328 is incorporated by reference.

(q) Directors/Trustees Power of Attorney to sign Amendments to this Registration Statement, dated Jan. 8, 2009, is filed electronically herewith as Exhibit (q) to Registrant's Post-Effective Amendment No. 122 to Registration Statement No. 2-11328.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, RIVERSOURCE INVESTMENT SERIES, INC., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and State of Minnesota on the 20th day of Feb., 2009.

RIVERSOURCE INVESTMENT SERIES, INC.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 20th day of Feb., 2009.

Signature                               Capacity
---------                               --------


/s/ Stephen R. Lewis, Jr.*              Chair of the Board
-------------------------------------
Stephen R. Lewis, Jr.


/s/ Kathleen A. Blatz*                  Director
-------------------------------------
Kathleen A. Blatz


/s/ Arne H. Carlson*                    Director
-------------------------------------
Arne H. Carlson


/s/ Pamela G. Carlton*                  Director
-------------------------------------
Pamela G. Carlton


/s/ Patricia M. Flynn*                  Director
-------------------------------------
Patricia M. Flynn


/s/ Anne P. Jones*                      Director
-------------------------------------
Anne P. Jones


/s/ Jeffrey Laikind*                    Director
-------------------------------------
Jeffrey Laikind


/s/ John F. Maher*                      Director
-------------------------------------
John F. Maher


/s/ Catherine James Paglia*             Director
-------------------------------------
Catherine James Paglia


/s/ Leroy C. Richie*                    Director
-------------------------------------
Leroy C. Richie


/s/ Alison Taunton-Rigby*               Director
-------------------------------------
Alison Taunton-Rigby


/s/ William F. Truscott*                Director
-------------------------------------
William F. Truscott

* Signed pursuant to Directors/Trustees Power of Attorney, dated Jan. 8, 2009, filed electronically herewith as Exhibit (q) to Registrant's Post-Effective Amendment No. 122 to Registration Statement No. 2-11328, by:


/s/ Scott R. Plummer
-------------------------------------
Scott R. Plummer

                CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 122
                      TO REGISTRATION STATEMENT NO. 2-11328

This Post-Effective Amendment comprises the following papers and documents:

The facing sheet.

Part A and Part B.

     Classes R2 and R5 Supplement for RiverSource Balanced Fund prospectus.

Part C.

     Other information.

The signatures.

                                 EXHIBIT INDEX

(i) Opinion and consent of counsel as to the legality of the securities being registered.

(j)  Consent of Independent Registered Public Accounting Firm (Ernst & Young
     LLP).

(q) Directors/Trustees Power of Attorney to sign Amendments to this Registration Statement, dated Jan. 8, 2009.